Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Trade And Other Payables [Abstract]
Trade payables	$ 91,237	$ 67,054
Accrued expenses	55,762	51,494
Total	$ 146,999	$ 118,548